United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 4/30/16

Date of Reporting Period: Six months ended 10/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2015
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.8%
Foreign Government Debt Securities	0.5%
Derivative Contracts[2]	0.2%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities—Net[4]	0.6%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Basic Industry - Chemicals—1.6%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$575,651
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	346,719
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	501,350
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,292,678
490,000		RPM International, Inc., 6.50%, 2/15/2018	534,830
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	108,651
375,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	362,429
		TOTAL	3,722,308
		Basic Industry - Metals & Mining—6.0%
255,000		Alcoa, Inc., 5.87%, 2/23/2022	267,750
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	391,406
500,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	553,812
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	856,575
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	272,869
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	547,400
850,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	858,500
500,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	478,438
400,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	402,000
150,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	127,551
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	234,546
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,236,390
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,001,160
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	815,000
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,054,067
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	578,934
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,132,985
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	449,513
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	461,034
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	143,175
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	$1,979,467
		TOTAL	13,842,572
		Basic Industry - Paper—0.9%
250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	265,592
684,000		Weyerhaeuser Co., Sr. Unsecd. Note, 6.95%, 8/1/2017	739,510
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	878,806
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	221,775
		TOTAL	2,105,683
		Capital Goods - Aerospace & Defense—0.9%
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	412,800
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	817,082
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	705,375
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	56,700
		TOTAL	1,991,957
		Capital Goods - Building Materials—1.0%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	333,000
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,194,125
395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	346,342
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	429,922
		TOTAL	2,303,389
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,414,015
		Capital Goods - Diversified Manufacturing—2.0%
980,000		Harsco Corp., 5.75%, 5/15/2018	962,850
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	511,803
1,150,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,350,495
1,680,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,776,299
		TOTAL	4,601,447
		Communications - Cable & Satellite—2.2%
600,000	[1,2]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	612,264
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	607,515
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	824,491
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	405,040
700,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	723,304
200,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	191,167
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	$572,477
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	184,355
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2021	1,027,739
		TOTAL	5,148,352
		Communications - Media & Entertainment—3.6%
500,000		21st Century Fox America, Inc., 3.00%, 9/15/2022	497,196
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,129
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	269,371
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	814,099
750,000		CBS Corp., 3.70%, 8/15/2024	740,966
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	354,079
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,002,481
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	278,345
500,000	[1,2]	McGraw Hill Financial, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 8/14/2020	509,463
225,000	[1,2]	McGraw Hill Financial, Inc., Unsecd. Note, Series 144A, 4.00%, 6/15/2025	224,047
1,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,015,975
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	811,924
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	426,038
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	570,219
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	888,908
		TOTAL	8,434,240
		Communications - Telecom Wireless—1.6%
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	577,718
1,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	1,437,695
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,206,327
580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	603,024
		TOTAL	3,824,764
		Communications - Telecom Wirelines—2.1%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	595,441
600,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	583,654
660,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	686,400
680,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	697,868
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	264,489
1,080,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,204,061
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	$722,413
		TOTAL	4,754,326
		Consumer Cyclical - Automotive—3.5%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	499,213
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	997,881
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	490,293
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,005,795
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	689,462
850,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	842,250
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	432,975
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	508,551
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	150,992
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	806,053
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,023,588
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	749,789
		TOTAL	8,196,842
		Consumer Cyclical - Leisure—0.8%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,772,518
		Consumer Cyclical - Lodging—0.8%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,510,180
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	251,841
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,148
		TOTAL	1,765,169
		Consumer Cyclical - Retailers—2.0%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	729,028
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	314,045
210,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	212,805
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	133,452
190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	190,007
264,224	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	292,297
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$1,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	$1,014,379
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	402,336
210,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	209,042
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	548,991
500,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	501,414
		TOTAL	4,547,796
		Consumer Cyclical - Services—1.5%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,571,722
250,000		Expedia, Inc., 4.50%, 8/15/2024	249,961
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	554,845
		TOTAL	3,376,528
		Consumer Non-Cyclical - Food/Beverage—3.5%
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,011,500
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	494,875
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	783,494
525,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	527,705
525,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	539,593
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,070,050
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	603,976
900,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	941,473
500,000		PepsiCo, Inc., 2.15%, 10/14/2020	500,178
500,000		PepsiCo, Inc., 2.75%, 4/30/2025	486,986
600,000		Tyson Foods, Inc., 3.95%, 8/15/2024	613,892
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	495,282
		TOTAL	8,069,004
		Consumer Non-Cyclical - Health Care—1.3%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	421,405
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	562,663
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	757,978
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	256,374
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	285,728
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	499,146
135,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	133,159
		TOTAL	2,916,453
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
$525,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	$519,748
310,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	305,479
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,365,675
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	182,003
210,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	212,757
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	503,221
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	341,716
850,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	859,865
70,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	70,892
		TOTAL	4,361,356
		Consumer Non-Cyclical - Products—0.2%
445,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	447,862
		Consumer Non-Cyclical - Tobacco—0.7%
320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	337,085
550,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	563,640
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	314,725
270,000	[1,2]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/4/2041	314,668
		TOTAL	1,530,118
		Energy - Independent—0.6%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	587,141
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	235,858
145,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	137,358
525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	473,108
		TOTAL	1,433,465
		Energy - Integrated—1.3%
1,261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,263,207
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	685,870
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,093,114
		TOTAL	3,042,191
		Energy - Midstream—2.0%
400,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	399,491
210,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	202,559
265,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	233,708
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	609,515
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	$495,608
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	355,961
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	633,993
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	651,694
750,000		Williams Partners LP, 5.25%, 3/15/2020	789,370
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	306,674
		TOTAL	4,678,573
		Energy - Oil Field Services—0.5%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	95,855
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	485,000
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	513,304
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	37,262
		TOTAL	1,131,421
		Energy - Refining—0.8%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	340,624
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	249,759
1,000,000		Valero Energy Corp., 9.375%, 3/15/2019	1,213,674
		TOTAL	1,804,057
		Financial Institution - Banking—19.4%
550,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	551,170
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	605,089
715,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	724,021
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	657,088
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,519,021
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,004,908
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	501,802
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	999,030
1,800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	1,982,808
500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	493,156
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	810,599
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	651,901
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	$255,157
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	429,530
190,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	190,466
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	451,990
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	716,167
2,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	3,098,401
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,251,976
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	760,969
335,000		Comerica, Inc., 3.80%, 7/22/2026	332,973
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,091,362
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	233,355
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	750,582
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	752,245
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.375%, 1/22/2018	1,016,014
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	2,794,487
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	495,860
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	480,252
740,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	738,579
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	1,071,964
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	536,016
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,137,564
1,000,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	1,002,248
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,221,022
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,159,175
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	607,717
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	890,000
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	760,719
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,855,856
400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	435,390
500,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	536,300
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,016,273
1,296,310	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	669,687
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	760,119
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	$451,848
500,000		Wells Fargo & Co., 2.125%, 4/22/2019	502,481
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,032,602
		TOTAL	44,987,939
		Financial Institution - Broker/Asset Mgr/Exchange—3.7%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	819,803
990,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,084,629
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	405,647
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	111,958
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,214,592
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	891,220
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	222,651
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	491,390
1,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,126,456
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	70,956
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	957,527
650,000		Stifel Financial Corp., 4.25%, 7/18/2024	656,023
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	471,385
		TOTAL	8,524,237
		Financial Institution - Finance Companies—2.8%
937,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,113,765
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	400,470
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	321,244
288,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	329,060
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,107,350
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	582,240
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	525,543
950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,055,011
		TOTAL	6,434,683
		Financial Institution - Insurance - Health—0.4%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	256,474
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	422,998
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	232,203
		TOTAL	911,675
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—5.0%
$1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	$1,366,059
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	640,794
1,700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,009,956
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,222,363
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	254,315
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,181,684
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	441,700
300,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	308,873
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	501,072
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	804,690
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	269,635
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	318,552
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	329,279
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	510,300
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,531,330
		TOTAL	11,690,602
		Financial Institution - Insurance - P&C—3.0%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	250,374
200,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	201,030
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	303,190
515,000		CNA Financial Corp., 6.50%, 8/15/2016	535,073
350,000		CNA Financial Corp., Sr. Unsecd. Note, 3.95%, 5/15/2024	352,929
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	146,471
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	646,141
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	452,758
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	237,482
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	277,519
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,978,821
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	150,590
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,529,250
		TOTAL	7,061,628
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—0.6%
$650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	$637,511
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	487,748
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	290,246
		TOTAL	1,415,505
		Financial Institution - REIT - Healthcare—0.6%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	632,957
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	783,723
		TOTAL	1,416,680
		Financial Institution - REIT - Office—0.4%
250,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	248,136
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	598,374
		TOTAL	846,510
		Financial Institution - REIT - Other—0.9%
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	474,865
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	536,939
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	504,877
500,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	522,367
		TOTAL	2,039,048
		Financial Institution - REIT - Retail—1.0%
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	460,229
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	636,531
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	100,161
500,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	540,142
500,000		Simon Property Group LP, 6.125%, 5/30/2018	550,407
		TOTAL	2,287,470
		Financial Institution - REITs—0.3%
700,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	678,127
		Financial Services—0.9%
540,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 0.964%, 4/15/2016	539,930
1,644,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	1,649,481
		TOTAL	2,189,411
		Municipal Services—0.7%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	619,993
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Municipal Services—continued
$930,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	$1,014,267
		TOTAL	1,634,260
		Sovereign—1.3%
825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	891,743
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	898,275
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,118,700
		TOTAL	2,908,718
		Technology—4.5%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	539,812
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	327,908
500,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	493,088
650,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	652,629
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	349,113
250,000		BMC Software, Inc., 7.25%, 6/1/2018	220,938
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,145,186
725,000		Fiserv, Inc., Sr. Unsecd. Note, 2.70%, 6/1/2020	726,673
145,000	[1,2]	Flextronics International Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2025	141,738
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	300,846
150,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	151,269
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	963,619
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	254,262
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	521,749
500,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	477,900
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	342,401
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	194,586
1,000,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	1,017,377
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	340,191
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	355,734
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	582,331
250,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	243,822
		TOTAL	10,343,172
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—0.2%
$425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	$535,874
		Transportation - Railroads—0.7%
329,195		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	363,113
1,400,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,340,652
		TOTAL	1,703,765
		Transportation - Services—1.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	908,240
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	453,017
750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	742,861
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	617,006
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	251,916
750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	772,970
		TOTAL	3,746,010
		Utility - Electric—4.7%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	313,991
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	374,535
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	376,265
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	992,000
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,194,140
1,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	1,020,635
292,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	294,420
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	272,211
228,649	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	236,168
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,682,139
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	933,471
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	498,286
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	119,500
830,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	869,704
Semi-Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$335,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	$336,824
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	897,724
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	561,052
		TOTAL	10,973,065
		Utility - Natural Gas—1.2%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	237,899
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	406,308
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	747,611
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	820,905
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	202,890
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	290,503
		TOTAL	2,706,116
		TOTAL CORPORATE BONDS (IDENTIFIED COST $219,551,910)	226,250,901
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	329,280
750,000		United Mexican States, Note, 5.625%, 1/15/2017	790,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,061,794)	1,119,780
		INVESTMENT COMPANY—0.9%
2,031,026	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[5] (AT NET ASSET VALUE)	2,031,026
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $222,644,730)[6]	229,401,707
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	1,894,550
		TOTAL NET ASSETS—100%	$231,296,257
Semi-Annual Shareholder Report
15

At October 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 2-Year Long Futures	20	$4,373,125	December 2015	$(8,172)
8U.S. Treasury Note 5-Year Long Futures	20	$2,395,469	December 2015	$(12,298)
8U.S. Treasury Note 10-Year Short Futures	50	$6,384,375	December 2015	$47,930
8U.S. Treasury Long Bond Short Futures	55	$8,604,063	December 2015	$164,442
8U.S. Treasury Ultra Bond Short Futures	36	$5,751,000	December 2015	$157,978
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$349,880
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $55,950,366, which represented 24.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $51,976,831, which represented 22.5% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
16

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$225,581,214	$669,687	$226,250,901
Foreign Governments/Agencies	—	1,119,780	—	1,119,780
Investment Company	2,031,026	—	—	2,031,026
TOTAL SECURITIES	$2,031,026	$226,700,994	$669,687	$229,401,707
OTHER FINANCIAL INSTRUMENTS*	$349,880	$—	$—	$349,880
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2015	Year Ended April 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.55	$9.61	$10.40	$10.09	$10.22	$10.06
Income From Investment Operations:
Net investment income	0.17	0.35	0.41	0.42	0.45	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	(0.25)	(0.05)	(0.24)	0.31	(0.02)	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.30	0.17	0.73	0.43	0.65
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.42)	(0.42)	(0.45)	(0.49)
Distributions from net realized gain on investments and futures contracts	—	(0.01)	(0.54)	—	(0.11)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.36)	(0.96)	(0.42)	(0.56)	(0.49)
Net Asset Value, End of Period	$9.30	$9.55	$9.61	$10.40	$10.09	$10.22
Total Return[1]	(0.86)%	3.22%	1.85%	7.41%	4.33%	6.59%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	3.55%[2]	3.66%	4.20%	4.14%	4.45%	4.83%
Expense waiver/reimbursement[3]	0.20%[2]	0.19%	0.24%	0.22%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$206,451	$249,125	$216,134	$239,453	$261,834	$302,135
Portfolio turnover	9%	16%	20%	28%	20%	22%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2015	Year Ended April 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.55	$9.62	$10.40	$10.09	$10.22	$10.06
Income From Investment Operations:
Net investment income	0.16	0.33	0.40	0.40	0.42	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	(0.25)	(0.06)	(0.25)	0.31	(0.02)	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.27	0.15	0.71	0.40	0.62
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.39)	(0.40)	(0.42)	(0.46)
Distributions from net realized gain on investments and futures contracts	—	(0.01)	(0.54)	—	(0.11)	—
TOTAL DISTRIBUTIONS	(0.16)	(0.34)	(0.93)	(0.40)	(0.53)	(0.46)
Net Asset Value, End of Period	$9.30	$9.55	$9.62	$10.40	$10.09	$10.22
Total Return[1]	(0.98)%	2.86%	1.71%	7.14%	4.07%	6.33%
Ratios to Average Net Assets:
Net expenses	0.81%[2]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.30%[2]	3.41%	3.84%	3.90%	4.16%	4.55%
Expense waiver/reimbursement[3]	0.41%[2]	0.39%	0.43%	0.41%	0.44%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,845	$29,217	$34,610	$150,899	$171,273	$70,365
Portfolio turnover	9%	16%	20%	28%	20%	22%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
October 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $2,031,026 of investment in an affiliated holding (Note 5) (identified cost $222,644,730)		$229,401,707
Cash		780
Restricted cash (Note 2)		384,540
Income receivable		2,743,455
Receivable for investments sold		615,841
Receivable for shares sold		19,067
TOTAL ASSETS		233,165,390
Liabilities:
Payable for investments purchased	$1,048,658
Payable for shares redeemed	281,880
Payable for daily variation margin	76,223
Income distribution payable	390,728
Payable to adviser (Note 5)	4,656
Payable for other service fees (Notes 2 and 5)	15,770
Accrued expenses (Note 5)	51,218
TOTAL LIABILITIES		1,869,133
Net assets for 24,861,116 shares outstanding		$231,296,257
Net Assets Consist of:
Paid-in capital		$223,864,094
Net unrealized appreciation of investments and futures contracts		7,106,857
Accumulated net realized gain on investments and futures contracts		305,175
Undistributed net investment income		20,131
TOTAL NET ASSETS		$231,296,257
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$206,451,337 ÷ 22,190,875 shares outstanding, no par value, unlimited shares authorized		$9.30
Service Shares:
$24,844,920 ÷ 2,670,241 shares outstanding, no par value, unlimited shares authorized		$9.30
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended October 31, 2015 (unaudited)
Investment Income:
Interest			$5,216,762
Dividends received from an affiliated holding (Note 5)			2,531
TOTAL INCOME			5,219,293
Expenses:
Investment adviser fee (Note 5)		$633,682
Administrative fee (Note 5)		99,235
Custodian fees		7,575
Transfer agent fee		53,929
Directors'/Trustees' fees (Note 5)		1,428
Auditing fees		13,298
Legal fees		5,628
Portfolio accounting fees		58,637
Distribution services fee (Note 5)		33,194
Other service fees (Notes 2 and 5)		79,610
Share registration costs		19,560
Printing and postage		13,449
Miscellaneous (Note 5)		6,079
TOTAL EXPENSES		1,025,304
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(196,356)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(79,673)
TOTAL WAIVERS AND REIMBURSEMENTS		(276,029)
Net expenses			749,275
Net investment income			4,470,018
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,485,173
Net realized loss on futures contracts			(384,706)
Net change in unrealized appreciation of investments			(8,193,900)
Net change in unrealized depreciation of futures contracts			382,092
Net realized and unrealized loss on investments and futures contracts			(6,711,341)
Change in net assets resulting from operations			$(2,241,323)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2015	Year Ended 4/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,470,018	$9,713,957
Net realized gain (loss) on investments and futures contracts	1,100,467	(1,751,834)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,811,808)	178,584
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,241,323)	8,140,707
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,031,927)	(8,582,610)
Service Shares	(438,730)	(1,173,583)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(296,761)
Service Shares	—	(45,824)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,470,657)	(10,098,778)
Share Transactions:
Proceeds from sale of shares	22,260,910	102,923,771
Net asset value of shares issued to shareholders in payment of distributions declared	2,078,827	5,513,714
Cost of shares redeemed	(64,673,409)	(78,881,759)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,333,672)	29,555,726
Change in net assets	(47,045,652)	27,597,655
Net Assets:
Beginning of period	278,341,909	250,744,254
End of period (including undistributed net investment income of $20,131 and $20,770, respectively)	$231,296,257	$278,341,909
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2015 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
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at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$46,479	$(46,479)
Service Shares	33,131	—
TOTAL	$79,610	$(46,479)
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,062,545 and $20,286,183, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(349,880)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(384,706)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$382,092
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,772,518
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,247,754	$669,687
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 - 9/29/1999	$1,138,408	$1,531,330
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2015		Year Ended 4/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,159,385	$20,300,735	9,822,840	$94,260,434
Shares issued to shareholders in payment of distributions declared	181,747	1,703,725	462,727	4,441,982
Shares redeemed	(6,244,592)	(58,665,417)	(6,670,604)	(64,031,701)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,903,460)	$(36,660,957)	3,614,963	$34,670,715
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	Six Months Ended 10/31/2015		Year Ended 4/30/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	209,018	$1,960,175	901,981	$8,663,337
Shares issued to shareholders in payment of distributions declared	40,022	375,102	111,630	1,071,732
Shares redeemed	(638,597)	(6,007,992)	(1,553,030)	(14,850,058)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(389,557)	$(3,672,715)	(539,419)	$(5,114,989)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,293,017)	$(40,333,672)	3,075,544	$29,555,726
4. FEDERAL TAX INFORMATION
At October 31, 2015, the cost of investments for federal tax purposes was $222,644,730. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $6,756,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,375,198 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,618,221.
At April 30, 2015, the Fund had a capital loss carryforward of $787,028 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$787,028	—	$787,028
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2015, the Adviser voluntarily waived $193,909 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended October 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$33,194	$(33,194)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2015, FSSC received $815 and reimbursed $46,479 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2015, the Adviser reimbursed $2,447. Transactions involving the affiliated holding during the six months ended October 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2015	8,997,801
Purchases/Additions	39,988,262
Sales/Reductions	(46,955,037)
Balance of Shares Held 10/31/2015	2,031,026
Value	$2,031,026
Dividend Income	$2,531
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2015, were as follows:
Purchases	$23,021,387
Sales	$55,933,083
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2015, there were no outstanding loans. During the six months ended October 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2015, there were no outstanding loans. During the six months ended October 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$991.40	$2.80
Service Shares	$1,000	$990.20	$4.05
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.32	$2.85
Service Shares	$1,000	$1,021.06	$4.12
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Service Shares	0.81%
Semi-Annual Shareholder Report
34

Evaluation and Approval of Advisory Contract–May 2015
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
36

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
October 31, 2015
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2015 through October 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	37.7%
Corporate Debt Securities	36.9%
Mortgage-Backed Securities[3]	16.0%
Floating Rate Loans	2.5%
U.S. Treasury and Agency Securities[4]	2.5%
Project and Trade Finance	0.5%
Municipal Bonds	0.4%
Foreign Debt Securities[5]	0.0%
Other Security Types[6]	0.1%
Cash Equivalents[7]	4.4%
Other Assets and Liabilities—Net[8]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6	Other Security Types consist of an exchange-traded fund and common stock.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$519,244	[1]	FHLMC ARM 780443, 2.219%, 3/01/2033	$548,459
14,989	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	16,221
6,123	[1]	FHLMC ARM 420196, 5.324%, 11/01/2030	6,626
8,262	[1]	FHLMC ARM 390260, 2.090%, 10/01/2030	8,406
9,897	[1]	FHLMC ARM 606116, 2.182%, 9/01/2019	10,018
11,043	[1]	FHLMC ARM 785167, 2.250%, 12/01/2018	11,145
		TOTAL	600,875
		Federal National Mortgage Association—0.2%
11,417	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	12,219
277,925	[1]	FNMA ARM 544852, 2.469%, 4/01/2028	291,501
303,731	[1]	FNMA ARM 544843, 2.461%, 10/01/2027	318,243
350,009	[1]	FNMA ARM 544884, 2.451%, 5/01/2034	370,355
571,449	[1]	FNMA ARM 556379, 1.621%, 5/01/2040	585,790
166,995	[1]	FNMA ARM 556388, 1.621%, 5/01/2040	171,210
870,322	[1]	FNMA ARM 618128, 1.893%, 8/01/2033	900,231
		TOTAL	2,649,549
		Government National Mortgage Association—0.0%
8,970	[1]	GNMA ARM 8902, 1.750%, 30 Year, 1/20/2022	9,119
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,165,062)	3,259,543
		ASSET-BACKED SECURITIES—37.5%
		Auto Receivables—17.6%
219,425	[1]	Ally Auto Receivables Trust 13-SN1 A4, Class A4, 0.90%, 5/22/2017	219,475
1,498,361	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	1,497,288
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.646%, 2/15/2018	5,002,114
898,003	[2,3]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	897,896
5,000,000		AmeriCredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,013,312
10,000,000	[1]	AmeriCredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,161,060
935,150	[1]	AmeriCredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	937,539
13,000,000		AmeriCredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,178,325
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	$3,029,858
5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	5,002,710
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,027,247
2,000,000	[1]	California Republic Auto Receivables Trust 2015-2, Class A2, 0.88%, 2/15/2018	2,000,293
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.194%, 1/7/2025	3,782,166
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.994%, 1/7/2025	2,504,699
2,836,220	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.614%, 3/7/2026	2,832,231
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 0.994%, 3/7/2026	1,994,937
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.394%, 3/7/2026	997,368
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 1.744%, 3/7/2026	1,497,339
1,474,751	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	1,476,152
2,225,000	[2,3]	Drive Auto Receivables Trust 2015-BA, Class A3, 1.30%, 6/15/2018	2,225,792
1,851,120	[1,2,3]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	1,851,911
3,757,692	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	3,748,233
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,004,464
4,000,000		Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	4,001,428
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,776,332
7,000,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	7,001,680
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	4,997,107
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,535,166
5,000,000	[1]	GM Financial Automobile Leasing Trust 2015-3, Class A3, 1.69%, 3/20/2019	4,990,926
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,006,364
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,008,423
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,504,417
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,031,875
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.846%, 5/15/2018	2,498,986
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,512,261
8,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	8,000,910
2,500,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	2,502,058
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,000,493
2,813,333	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.677%, 8/25/2021	2,812,962
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	$5,002,963
4,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	4,008,283
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.447%, 3/14/2018	5,012,801
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 0.897%, 8/14/2018	598,750
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,603,716
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,051,895
7,100,000		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	7,118,180
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,012,536
4,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	4,002,536
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,069,081
		TOTAL	206,544,538
		Credit Card—10.9%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.896%, 2/16/2021	9,040,234
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 0.707%, 12/15/2021	4,997,062
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.896%, 2/15/2019	11,492,131
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.576%, 6/15/2021	7,976,080
4,000,000	[1,2,3]	Cards II Trust 2015-2A, Class A, 0.716%, 7/15/2020	3,997,009
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.656%, 4/15/2019	9,968,009
8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.434%, 2/7/2018	7,999,111
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.477%, 5/26/2020	4,291,363
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.646%, 4/15/2021	8,994,627
5,000,000		Discover Card Execution Note Trust 2015-A3, Class A, 1.45%, 3/15/2021	4,987,545
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.556%, 12/16/2019	5,989,403
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.626%, 9/15/2018	6,995,327
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.646%, 3/15/2021	7,962,290
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,009,492
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	$3,004,554
5,000,000	[1,2,3]	Penarth Master Issuer 2015-1A, Class A1, 0.597%, 3/18/2019	4,993,825
15,000,000	[1,2,3]	Penarth Master Issuer PLC 2013-1A, Class A1, 0.587%, 11/18/2017	15,000,690
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.996%, 6/17/2019	7,020,013
		TOTAL	127,718,765
		Equipment Lease—2.8%
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,416,356
4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	4,018,725
2,966,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,969,195
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,993,298
5,000,000	[1,2,3]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	4,999,400
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,497,627
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,002,960
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,201,975
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	992,172
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	2,005,869
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,207,359
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,504,191
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,761,448
		TOTAL	32,570,575
		Home Equity Loan—0.5%
48,973	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.557%, 7/25/2035	48,932
2,306,323	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.377%, 2/25/2036	2,239,595
13,924	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.676%, 1/15/2028	11,930
30,203	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.457%, 11/25/2036	29,836
2,374,750		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	999,793
129,710	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.217%, 11/25/2034	118,601
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	56,675
59,348	[1,2,3]	Quest Trust 2004—X1, Class A, 0.857%, 3/25/2034	59,487
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$2,150,584	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	$2,203,458
		TOTAL	5,768,307
		Other—5.7%
2,456,326	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.504%, 6/14/2037	2,420,150
625,355	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.459%, 5/10/2032	621,840
1,916,687	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.120%, 2/25/2043	1,890,652
7,500,000	[1,2,4]	Carlyle Global Market Strategies, Class A, 2.221%, 10/15/2021	7,500,000
2,469,171	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.877%, 10/25/2035	2,393,733
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.170%, 10/25/2025	4,997,350
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	5,003,254
1,537,968	[1]	Ohio Phase In Recovery Funding LLC 2013-1, Class A1, 0.958%, 7/1/2018	1,538,005
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.746%, 2/15/2018	3,999,413
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 0.796%, 2/15/2019	7,978,568
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.146%, 2/15/2019	4,983,281
2,368,225	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.797%, 11/25/2027	2,345,218
752,606	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.196%, 10/15/2024	753,608
542,066	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.596%, 8/15/2025	544,756
144,068	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.296%, 12/15/2021	144,086
1,433,631	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.296%, 8/15/2023	1,436,069
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.596%, 10/15/2031	11,109,185
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.346%, 1/15/2026	3,986,675
615,027	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	618,321
678,864	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	687,615
2,115,133	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	2,130,349
		TOTAL	67,082,128
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $440,217,118)	439,684,313
		COLLATERALIZED MORTGAGE OBLIGATIONS—12.5%
		Commercial Mortgage—6.0%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 1.707%, 9/15/2026	9,448,635
3,000,000	[1,2,3]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.946%, 6/15/2033	2,977,698
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$69,301	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	$69,290
3,047,847		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	3,043,685
1,955,784		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	1,946,508
2,650,426		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	2,644,314
1,743,606	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	1,751,355
1,430,270	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	1,484,177
155,571	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	156,354
10,000,000	[1,2,3]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.696%, 12/15/2028	9,901,808
15,000,000	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.847%, 11/15/2045	15,000,700
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.986%, 4/10/2046	4,991,311
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,551,455
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.396%, 6/15/2045	5,139,626
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.257%, 7/15/2046	4,817,046
		TOTAL	70,923,962
		Federal Home Loan Mortgage Corporation—1.0%
938		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	976
7,849		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	8,322
24,602		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	27,739
3,897		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	3,963
81,959	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.546%, 2/15/2018	82,155
69,581		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	71,664
78,261		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	82,186
74,849		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	81,673
1,469,436	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.496%, 2/15/2036	1,471,652
181,111	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.656%, 2/15/2034	182,609
601,375	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.596%, 7/15/2036	603,459
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$279,593	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.946%, 7/15/2036	$284,044
748,703	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.106%, 7/15/2037	767,171
3,403,363		Federal Home Loan Mortgage Corp. REMIC K701, Class A1, 2.776%, 6/25/2017	3,455,931
4,302,730	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP, Class A, 0.978%, 4/25/2020	4,312,710
151,701	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	172,501
		TOTAL	11,608,755
		Federal National Mortgage Association—1.1%
41,954		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	46,632
1,345		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	1,506
29,533		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	32,714
27,815	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	30,999
2,112	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	2,196
8,878		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	9,686
188,518		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	210,769
1,927		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	1,948
78,190	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.697%, 9/25/2032	79,088
22,446		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	23,555
30,054		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	30,770
420,935	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.627%, 6/25/2036	423,783
1,835,757	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.647%, 7/25/2037	1,849,321
287,754	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.197%, 6/25/2037	295,551
263,367	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.997%, 5/25/2039	266,511
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$62,718	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.697%, 8/25/2039	$63,087
584,759	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.047%, 4/25/2037	597,457
1,050,501	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.737%, 7/25/2037	1,059,837
1,971,854	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.647%, 3/25/2041	1,976,284
5,357,696	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.597%, 2/25/2042	5,369,322
20,796		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	21,713
40,873		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	45,054
		TOTAL	12,437,783
		Government Agency—0.3%
2,874,607	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	2,839,714
1,011,196	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.653%, 1/8/2020	1,015,067
		TOTAL	3,854,781
		Government National Mortgage Association—1.0%
5,620,441		Government National Mortgage Association REMIC 2013-H16 FA, 0.741%, 7/20/2063	5,607,007
6,330,620		Government National Mortgage Association REMIC 2013-H17 FA, 0.751%, 7/20/2063	6,317,888
		TOTAL	11,924,895
		Non-Agency Mortgage—3.1%
1,666,667	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.021%, 5/17/2060	1,667,395
9,179	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.173%, 3/25/2033	9,139
92,367	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.323%, 2/3/2029	76,676
60,988	[1]	Chaseflex Trust 2006-1, Class A2A, 4.780%, 6/25/2036	60,602
24,503		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	25,170
808,606	[1,2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	809,208
4,299,818	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	4,138,855
4,892,357	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	4,598,928
26,239	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	26,239
3,272,150	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.729%, 12/22/2054	3,277,379
4,663,853	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.829%, 12/22/2054	4,657,814
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$258,347	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.460%, 9/25/2034	$212,382
21,846		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	22,665
248,048	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	248,048
521,996	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	536,159
408,703	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	412,935
5,369,050	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,968,744
2,402,567		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,209,561
3,650,505	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,419,876
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 0.867%, 1/21/2070	2,978,751
216,471		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	241,429
719,591	[1]	Washington Mutual 2006-AR15, Class 1A, 1.062%, 11/25/2046	584,799
769,774	[1]	Washington Mutual 2006-AR17, Class 1A, 1.018%, 12/25/2046	596,867
77,344	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.687%, 7/25/2034	79,628
		TOTAL	35,859,249
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $148,327,138)	146,609,425
		CORPORATE BONDS—35.1%
		Basic Industry - Chemicals—0.8%
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,509,450
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,505,752
		TOTAL	10,015,202
		Basic Industry - Metals & Mining—0.6%
1,500,000	[1,2,3]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, Series 144A, 1.271%, 4/15/2016	1,492,754
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.577%, 9/30/2016	998,571
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,054,104
		TOTAL	6,545,429
		Capital Goods - Diversified Manufacturing—0.6%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,509,962
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,996,588
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,047,212
		TOTAL	6,553,762
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.4%
$4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	$4,442,292
		Communications - Media & Entertainment—1.2%
3,130,000	[2,3]	McGraw Hill Financial Inc, Sr. Unsecd. Note, Series 144A, 2.50%, 8/15/2018	3,158,214
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,516,305
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	3,013,785
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,993,710
		TOTAL	13,682,014
		Communications - Telecom Wireless—0.8%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.336%, 9/12/2016	5,714,812
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,245,727
		TOTAL	8,960,539
		Communications - Telecom Wirelines—1.6%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, 0.699%, 2/12/2016	3,399,143
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,557,448
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,443,775
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.104%, 6/17/2019	2,990,625
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.086%, 9/14/2018	2,570,005
		TOTAL	18,960,996
		Consumer Cyclical - Automotive—2.4%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,003,384
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.682%, 3/10/2017	2,982,243
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,012,628
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.026%, 9/26/2016	5,755,066
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,117,940
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 0.699%, 5/23/2017	4,811,004
		TOTAL	28,682,265
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,012,369
		Consumer Cyclical - Retailers—0.5%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,650,104
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$3,700,000		CVS Health Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	$3,712,428
		TOTAL	6,362,532
		Consumer Cyclical - Services—0.4%
3,000,000	[1,2,3]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 0.845%, 11/28/2017	2,982,000
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,244,694
		TOTAL	5,226,694
		Consumer Non-Cyclical - Food/Beverage—2.5%
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,574,750
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,004,917
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.820%, 2/1/2019	7,832,016
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,110,593
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,044,330
		TOTAL	29,566,606
		Consumer Non-Cyclical - Health Care—0.5%
3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.607%, 10/6/2017	2,988,330
2,475,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 0.787%, 6/15/2016	2,474,799
		TOTAL	5,463,129
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	3,004,302
2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	2,157,848
		TOTAL	5,162,150
		Consumer Non-Cyclical - Tobacco—0.1%
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,015,128
		Energy - Integrated—1.4%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,048,965
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.956%, 9/26/2018	3,986,457
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,831,890
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.335%, 7/18/2018	3,517,500
		TOTAL	16,384,812
		Energy - Midstream—0.5%
2,850,000	[2,3]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 2.45%, 6/1/2018	2,855,899
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	$2,939,727
		TOTAL	5,795,626
		Energy - Oil Field Services—0.7%
3,095,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	3,080,698
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,994,290
		TOTAL	8,074,988
		Financial Institution - Banking—9.5%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,990,871
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,015,634
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,214,998
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.960%, 2/1/2019	8,972,802
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 1.361%, 1/15/2019	1,507,937
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 0.919%, 4/9/2018	6,007,398
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	2,003,398
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,052,996
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	2,993,046
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,142,206
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note—Sr. Note, Series BKNT, 0.834%, 11/18/2016	9,995,490
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.421%, 11/15/2018	10,057,640
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,987,608
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 0.881%, 2/9/2018	2,003,334
2,000,000	[1]	MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.076%, 9/26/2016	2,003,958
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.620%, 7/25/2017	6,878,996
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 1.170%, 1/24/2019	1,992,990
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 1.463%, 1/27/2020	703,756
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,007,256
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,135,567
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.774%, 5/13/2016	3,505,544
3,000,000		PNC Bank, N.A., Series MTN, 1.60%, 6/1/2018	2,999,334
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$15,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, Series GMTN, 0.702%, 3/8/2016	$15,015,015
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 0.533%, 9/11/2017	2,991,696
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.803%, 10/28/2019	1,992,118
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.037%, 7/30/2018	8,014,896
		TOTAL	111,186,484
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,027,462
		Financial Institution - Insurance - Life—2.8%
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	4,500,000
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 0.701%, 4/10/2017	8,007,120
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.666%, 5/23/2016	4,482,361
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 0.617%, 12/15/2017	3,008,913
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,409,665
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.101%, 8/15/2018	6,020,418
		TOTAL	33,428,477
		Financial Institution - Insurance - P&C—0.6%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,012,516
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,000,296
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.231%, 7/15/2027	839,833
		TOTAL	6,852,645
		Financial Services—1.3%
15,112,000	[2,3]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 0.964%, 4/15/2016	15,110,035
		Technology—3.5%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 0.601%, 5/6/2019	6,979,378
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,045,870
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.824%, 3/1/2019	6,655,466
5,000,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.45%, 10/5/2017	5,017,825
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,064,250
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,014,276
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,500,000	[2,3]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	$1,486,669
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	995,904
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,277,272
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 0.901%, 1/15/2019	5,008,085
		TOTAL	41,544,995
		Transportation - Railroads—0.6%
5,285,000	[1]	Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 1.023%, 10/28/2016	5,236,367
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,290,822
		TOTAL	6,527,189
		Utility - Electric—0.8%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,487,073
3,000,000	[1]	Duke Energy Corp., Floating Rate Note—Sr. Note, 0.704%, 4/3/2017	2,995,086
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,002,840
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,047,168
		TOTAL	9,532,167
		Utility - Natural Gas—0.2%
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	2,999,874
		TOTAL CORPORATE BONDS (IDENTIFIED COST $411,572,294)	412,115,861
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
4,430		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	4,671
10,907		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	12,467
21,488		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	22,471
1,027		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	1,055
		TOTAL	40,664
		Federal National Mortgage Association—0.0%
3,493		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	3,583
57,593		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	67,420
		TOTAL	71,003
		Government National Mortgage Association—0.0%
21,767		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	25,049
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$6,994	Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	$8,374
	TOTAL	33,423
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $132,387)	145,090
	MUNICIPAL BONDS—0.4%
	Municipal Services—0.4%
3,225,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	3,237,836
1,225,000	New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% Bonds (New Jersey State), 12/15/2018	1,198,883
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,438,499)	4,436,719
	U.S. TREASURIES—2.5%
	U.S. Treasury Notes—2.5%
12,000,000	United States Treasury Note, 1.00%, 3/31/2017	12,067,437
10,000,000	United States Treasury Note, 1.625%, 6/30/2020	10,060,235
7,000,000	United States Treasury Note, 1.875%, 6/30/2020	7,119,723
	TOTAL U.S. TREASURIES (IDENTIFIED COST $29,181,821)	29,247,395
	INVESTMENT COMPANIES—11.9%[5]
3,030,584	Federated Bank Loan Core Fund	30,154,314
4,125,137	Federated Mortgage Core Portfolio	40,962,610
40,963,020	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[6]	40,963,020
701,886	Federated Project and Trade Finance Core Fund	6,562,635
3,452,365	High Yield Bond Portfolio	21,266,570
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $143,111,981)	139,909,149
	TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $1,180,146,300)[7]	1,175,407,495
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(2,798,474)
	TOTAL NET ASSETS—100%	$1,172,609,021
Semi-Annual Shareholder Report

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $400,036,221, which represented 34.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $392,376,631, which represented 33.5% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $1,180,146,300.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$3,259,543	$—	$3,259,543
Asset-Backed Securities	—	432,127,638	7,556,675	439,684,313
Collateralized Mortgage Obligations	—	146,583,186	26,239	146,609,425
Corporate Bonds	—	411,276,028	839,833	412,115,861
Mortgage-Backed Securities	—	145,090	—	145,090
Municipal Bonds	—	4,436,719	—	4,436,719
U.S. Treasuries	—	29,247,395	—	29,247,395
Investment Companies[1]	40,963,020	98,946,129	—	139,909,149
TOTAL SECURITIES	$40,963,020	$1,126,021,728	$8,422,747	$1,175,407,495
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2015	Year Ended April 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.56	$8.59	$8.70	$8.65	$8.64	$8.56
Income From Investment Operations:
Net investment income	0.03	0.05[1]	0.08	0.11	0.15[1]	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.02)	(0.11)	0.05	0.00[2]	0.07
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.03	(0.03)	0.16	0.15	0.22
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.08)	(0.11)	(0.14)	(0.14)
Net Asset Value, End of Period	$8.51	$8.56	$8.59	$8.70	$8.65	$8.64
Total Return[3]	(0.28)%	0.36%	(0.35)%	1.90%	1.79%	2.61%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.10%	1.10%	1.10%	1.09%	1.09%
Net investment income	0.61%[4]	0.63%	0.84%	1.29%	1.70%	1.75%
Expense waiver/reimbursement[5]	0.22%[4]	0.21%	0.21%	0.23%	0.23%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,504	$77,164	$99,458	$136,514	$130,880	$100,026
Portfolio turnover	7%	10%	28%	22%	32%	30%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2015	Year Ended April 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.56	$8.59	$8.70	$8.65	$8.64	$8.56
Income From Investment Operations:
Net investment income	0.05	0.10[1]	0.13	0.16	0.20[1]	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.02)	(0.11)	0.05	0.00[2]	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]	0.08	0.02	0.21	0.20	0.27
Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.13)	(0.16)	(0.19)	(0.19)
Net Asset Value, End of Period	$8.51	$8.56	$8.59	$8.70	$8.65	$8.64
Total Return[3]	0.01%	0.94%	0.23%	2.49%	2.38%	3.20%
Ratios to Average Net Assets:
Net expenses	0.52%[4]	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.20%[4]	1.20%	1.39%	1.87%	2.27%	2.33%
Expense waiver/reimbursement[5]	0.22%[4]	0.21%	0.21%	0.23%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$478,504	$664,167	$857,994	$576,453	$502,109	$474,795
Portfolio turnover	7%	10%	28%	22%	32%	30%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2015	Year Ended April 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.55	$8.59	$8.70	$8.65	$8.64	$8.56
Income From Investment Operations:
Net investment income	0.04	0.09[1]	0.12	0.15	0.18[1]	0.18
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.04)	(0.04)	(0.12)	0.05	0.01	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]	0.05	0.00[2]	0.20	0.19	0.26
Less Distributions:
Distributions from net investment income	(0.04)	(0.09)	(0.11)	(0.15)	(0.18)	(0.18)
Net Asset Value, End of Period	$8.51	$8.55	$8.59	$8.70	$8.65	$8.64
Total Return[3]	0.03%	0.63%	0.04%	2.30%	2.19%	3.01%
Ratios to Average Net Assets:
Net expenses	0.71%[4]	0.71%	0.71%	0.71%	0.70%	0.70%
Net investment income	1.01%[4]	1.01%	1.23%	1.69%	2.06%	2.14%
Expense waiver/reimbursement[5]	0.25%[4]	0.24%	0.25%	0.27%	0.27%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$91,572	$96,168	$154,154	$238,220	$544,565	$314,236
Portfolio turnover	7%	10%	28%	22%	32%	30%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2015	Year Ended April 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.56	$8.59	$8.70	$8.65	$8.64	$8.56
Income From Investment Operations:
Net investment income	0.06	0.12[1]	0.14	0.18	0.21[1]	0.21
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.02)	(0.11)	0.05	0.01	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.10	0.03	0.23	0.22	0.29
Less Distributions:
Distributions from net investment income	(0.06)	(0.13)	(0.14)	(0.18)	(0.21)	(0.21)
Net Asset Value, End of Period	$8.51	$8.56	$8.59	$8.70	$8.65	$8.64
Total Return[2]	0.09%	1.11%	0.40%	2.66%	2.55%	3.37%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.37%[3]	1.37%	1.57%	2.03%	2.44%	2.50%
Expense waiver/reimbursement[4]	0.22%[3]	0.21%	0.21%	0.23%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$515,029	$404,485	$391,281	$329,649	$199,281	$263,115
Portfolio turnover	7%	10%	28%	22%	32%	30%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $139,909,149 of investment in affiliated holdings (Note 5) (identified cost $1,180,146,300)		$1,175,407,495
Income receivable		2,387,447
Receivable for shares sold		1,322,574
TOTAL ASSETS		1,179,117,516
Liabilities:
Payable for investments purchased	$3,999,454
Payable for shares redeemed	1,774,491
Bank overdraft	231,847
Income distribution payable	216,133
Payable to adviser (Note 5)	11,675
Payable for distribution services fee (Note 5)	45,277
Payable for other service fees (Notes 2 and 5)	123,547
Accrued expenses (Note 5)	106,071
TOTAL LIABILITIES		6,508,495
Net assets for 137,786,345 shares outstanding		$1,172,609,021
Net Assets Consist of:
Paid-in capital		$1,182,967,778
Net unrealized depreciation of investments		(4,738,805)
Accumulated net realized loss on investments		(6,251,037)
Undistributed net investment income		631,085
TOTAL NET ASSETS		$1,172,609,021
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($87,503,917 ÷ 10,281,294 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share (100/99.00 of $8.51)	$8.60
Redemption proceeds per share	$8.51
Institutional Shares:
Net asset value per share ($478,503,978 ÷ 56,228,795 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Service Shares:
Net asset value per share ($91,572,190 ÷ 10,762,139 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Class Y Shares:
Net asset value per share ($515,028,936 ÷ 60,514,117 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2015 (unaudited)
Investment Income:
Interest			$8,190,726
Dividends received from affiliated holdings (Note 5)			2,139,173
TOTAL INCOME			10,329,899
Expenses:
Investment adviser fee (Note 5)		$2,403,329
Administrative fee (Note 5)		470,452
Custodian fees		27,731
Transfer agent fee		319,556
Directors'/Trustees' fees (Note 5)		4,950
Auditing fees		13,298
Legal fees		5,628
Portfolio accounting fees		94,036
Distribution services fee (Note 5)		271,298
Other service fees (Notes 2 and 5)		702,107
Share registration costs		44,539
Printing and postage		32,274
Miscellaneous (Note 5)		7,858
TOTAL EXPENSES		4,397,056
Waivers and reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,291,297)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(33,179)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,324,476)
Net expenses			3,072,580
Net investment income			7,257,319
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			378,807
Realized gain distribution from affiliated investment company shares (Note 5)			34,282
Net change in unrealized appreciation of investments			(6,906,542)
Net realized and unrealized loss on investments			(6,493,453)
Change in net assets resulting from operations			$763,866
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2015	Year Ended 4/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,257,319	$16,436,679
Net realized gain (loss) on investments including allocation from partnership, futures contracts and swap contracts	413,089	(1,480,031)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(6,906,542)	(2,308,765)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	763,866	12,647,883
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(242,165)	(632,461)
Institutional Shares	(3,287,946)	(9,968,434)
Service Shares	(463,223)	(1,167,482)
Class Y Shares	(3,163,681)	(5,851,753)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,157,015)	(17,620,130)
Share Transactions:
Proceeds from sale of shares	275,947,263	398,446,362
Net asset value of shares issued to shareholders in payment of distributions declared	5,940,672	14,560,885
Cost of shares redeemed	(344,869,920)	(668,938,156)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(62,981,985)	(255,930,909)
Change in net assets	(69,375,134)	(260,903,156)
Net Assets:
Beginning of period	1,241,984,155	1,502,887,311
End of period (including undistributed net investment income of $631,085 and $530,781, respectively)	$1,172,609,021	$1,241,984,155
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2015 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
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at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$100,520	$—
Institutional Shares	484,595	(14,261)
Service Shares	116,992	—
TOTAL	$702,107	$(14,261)
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At October 31, 2015, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At October 31, 2015, the Fund had no outstanding futures contracts.
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Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2015, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of October 31, 2015, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.323%, 2/3/2029	7/9/1999	$75,611	$76,676
Carlyle Global Market Strategies 2014-1A, Class A, 2.121%, 10/15/2021	5/22/2014	$7,500,000	$7,500,000
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$26,411	$26,239
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$56,675
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2015		Year Ended 4/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,631,333	$22,434,785	3,989,087	$34,198,402
Shares issued to shareholders in payment of distributions declared	27,776	236,721	72,116	618,329
Shares redeemed	(1,396,138)	(11,915,441)	(6,623,310)	(56,771,999)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,262,971	$10,756,065	(2,562,107)	$(21,955,268)

	Six Months Ended 10/31/2015		Year Ended 4/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,540,015	$47,248,947	18,311,187	$157,020,374
Shares issued to shareholders in payment of distributions declared	258,292	2,202,320	871,205	7,471,127
Shares redeemed	(27,194,716)	(232,014,492)	(41,465,147)	(355,459,400)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(21,396,409)	$(182,563,225)	(22,282,755)	$(190,967,899)
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	Six Months Ended 10/31/2015		Year Ended 4/30/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,440,059	$12,276,115	4,631,839	$39,721,035
Shares issued to shareholders in payment of distributions declared	52,412	446,754	103,143	883,672
Shares redeemed	(1,972,282)	(16,818,420)	(11,448,674)	(98,309,764)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(479,811)	$(4,095,551)	(6,713,692)	$(57,705,057)

	Six Months Ended 10/31/2015		Year Ended 4/30/2015
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	22,742,934	$193,987,416	19,542,398	$167,506,551
Shares issued to shareholders in payment of distributions declared	358,441	3,054,877	651,756	5,587,757
Shares redeemed	(9,862,514)	(84,121,567)	(18,480,439)	(158,396,993)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	13,238,861	$112,920,726	1,713,715	$14,697,315
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,374,388)	$(62,981,985)	(29,844,839)	$(255,930,909)
4. FEDERAL TAX INFORMATION
At October 31, 2015, the cost of investments for federal tax purposes was $1,180,146,300. The net unrealized depreciation of investments for federal tax purposes was $4,738,805. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,715,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,454,065.
At April 30, 2015, the Fund had a capital loss carryforward of $5,019,558 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,303,645	$2,313,804	$3,617,449
2016	$1,402,109	NA	$1,402,109
As of April 30, 2015, for federal income tax purposes, the Fund had $101,796 in straddle loss deferrals.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2015, the Adviser voluntarily waived $1,273,963 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$201,041	$(200)
Service Shares	70,257	(18,718)
TOTAL	$271,298	$(18,918)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2015, FSC retained $152,201 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2015, FSC retained $176 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2015, FSSC received $23,069 and reimbursed $14,261 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2015, the Adviser reimbursed $17,334. Transactions involving the affiliated holdings during the six months ended October 31, 2015, were as follows:
	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2015	2,958,240	4,066,963	26,617,498	688,831	3,336,119	37,667,651
Purchases/ Additions	72,344	58,174	136,553,625	13,055	116,246	136,813,444
Sales/ Reductions	—	—	(122,208,103)	—	—	(122,208,103)
Balance of Shares Held 10/31/2015	3,030,584	4,125,137	40,963,020	701,886	3,452,365	52,272,992
Value	$30,154,314	$40,962,610	$40,963,020	$6,562,635	21,266,570	$139,909,149
Dividend Income	$727,668	$577,741	$20,130	$122,092	$691,542	$2,139,173
Realized Gain Distribution	$—	$—	$—	$—	$34,282	$34,282
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2015, were as follows:
Purchases	$65,456,197
Sales	$111,482,961
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2015, there were no outstanding loans. During the six months ended October 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2015, there were no outstanding loans. During the six months ended October 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$997.20	$5.52
Institutional Shares	$1,000	$1,000.10	$2.61
Service Shares	$1,000	$1,000.30	$3.57
Class Y Shares	$1,000	$1,000.90	$1.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.61	$5.58
Institutional Shares	$1,000	$1,022.52	$2.64
Service Shares	$1,000	$1,021.57	$3.61
Class Y Shares	$1,000	$1,023.38	$1.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.10%
Institutional Shares	0.52%
Service Shares	0.71%
Class Y Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Short-Term Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
31499 (12/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2015